TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of accrued expenses and other liabilities [Table Text Block]
	December 31, 2017	December 31, 2016
Trade payables	$6,243	$3,416
Accrued liabilities	2,919	362
Taxes payable	1,025	1,629
Other payables	1,126	610
	$11,313	$6,017